Interest-bearing loans and borrowings - long term (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of Interest Bearing Loans and Borrowings [Abstract]
Summary of Non-convertible Debentures (Secured)

				Non-current			Current
				As at March 31,			As at March 31,
	Notes	Interest rate (p.a.)	Maturity	2024	2025	2025	2024	2025	2025
				(INR)	(INR)	(USD)	(INR)	(INR)	(USD)
Debentures
- Non convertible debentures (secured)	(i)	6.03% - 11.50%	April 2025 to June 2054	59,217	50,146	587	4,093	22,828	267
- Compulsorily convertible debentures (unsecured)	(ii)	8.00% - 13.00%	March 2027 to June 2061	18,536	20,245	237	—	—	—
- Optionally convertible debentures (unsecured)	(iii)	8.00%	May 2053 to Jul 2053	2,358	2,537	30	—	—	—
Term loan from banks (secured)	(iv)	8.21% - 9.70%	June 2025 to March 2051	145,470	146,265	1,712	10,946	17,552	205
Term loan from financial institutions (secured)	(v)	6.66% - 11.00%	June 2025 to June 2045	203,284	211,403	2,475	14,764	20,004	234
Senior secured notes	(vi)	4.71% - 7.95%	July 2026 to July 2028	136,996	151,711	1,776	—	—	—
Interest-bearing loans and borrowings - total #				565,861	582,307	6,816	29,803	60,384	707

Amount disclosed under the head 'Interest-bearing loans and borrowings - short term' (refer Note 23)				—	—	—	(29,803)	(60,384)	(707)
Interest-bearing loans and borrowings - net				565,861	582,307	6,816	—	—	—

# Certain borrowings included above are guaranteed by RPL on behalf of the Group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary companies.

Summary of Compulsorily Convertible Debentures (Unsecured) Terms of Conversion of CCDs
(ii)
Compulsorily convertible debentures (unsecured)

Terms of conversion of CCDs

Entity	Tenure (years)	Total proceeds	Maturity date	Number of debentures	Interest coupon rate	Moratorium period	Conversion Terms
ReNew Solar Energy (Jharkhand three) Private Limited	6	965	March 31, 2027	8,775,454	8.00%	Not applicable	One equity share will be issued for each CCD on the maturity date (1:1)
IB Vogt Solar Seven Private Limited	40	23	August 18, 2060 and June 17, 2061	2,299,544	10.00%	24 months from the date of issue
Renew Surya Roshani Private Limited	26	15,308	August 5, 2048	866,076,759	13.00%	Not applicable
Total		16,296		877,151,757

Summary of Optionally Convertible Debentures (Unsecured) Terms of Conversion of OCDs
(iii)
Optionally convertible debentures (unsecured)

Terms of conversion of OCDs

Entity	Tenure (years)	Total proceeds	Maturity date	Number of debentures	Interest coupon rate	Moratorium period	Conversion Terms
ReNew Surya Ojas Private Limited	30	4,478	May 31, 2053 and July 5, 2053	245,404,555	8.00%	Not applicable	One equity share will be issued for each OCD on the maturity date (1:1) at the option of holder subject to shareholding pattern remain constant

Summary of Interest - Bearing Loans And Borrowings
(b)
The details of non convertible debentures (secured) are as below:

		Face value	Numbers of NCDs outstanding		Outstanding amount			Nominal	Earliest
Listing	Debenture	per NCD	As at March 31,		As at March 31,			interest	redemption	Last date of		Terms of
status	Series	(INR)	2024	2025	2024	2025	2025	rate (p.a.)	date	repayment		repayment
					(INR)	(INR)	(USD)

Listed	Not applicable	1,000,000	2,305	1,945	2,305	1,945	23	9.75%	September 30, 2025	October 31, 2026		Half yearly
Listed	Series-2	1,000,000	1,033	951	1,033	951	11	9.10%	September 30, 2025	September 30, 2034		Half yearly
Listed	Series-3	1,000,000	4,305	3,964	4,305	3,964	46	9.10%	September 30, 2025	September 30, 2034		Half yearly
Non listed	Not applicable	1,000,000	1,445	1,342	1,445	1,342	16	6.03%	February 28, 2026	August 22, 2026		Yearly
Non listed	Not applicable	1,000,000	6,314	5,863	6,314	5,863	69	6.03%	February 28, 2026	August 22, 2026		Yearly
Non listed	Not applicable	1,000,000	3,579	3,323	3,579	3,323	39	6.03%	February 28, 2026	August 22, 2026		Yearly
Non listed	Not applicable	1,000,000	10,939	10,157	10,939	10,157	119	6.03%	February 28, 2026	August 22, 2026		Yearly
Non listed	Not applicable	1,000,000	1,620	1,504	1,620	1,504	18	6.03%	February 28, 2026	August 22, 2026		Yearly
Non listed	Not applicable	1,000,000	3,419	3,175	3,419	3,175	37	6.03%	February 28, 2026	August 22, 2026		Yearly
Non listed	Not applicable	1,000,000	4,136	3,841	4,136	3,841	45	6.03%	February 28, 2026	August 22, 2026		Yearly
Listed	Not applicable	100,000	25,000	25,000	2,500	2,500	29	9.55%	August 11, 2026	August 11, 2026		Bullet
Non listed	Not applicable	10	36,732,513	36,732,513	367	367	4	11.50%	December 5, 2052	December 5, 2052		Bullet
Non listed	Not applicable	10	26,661,237	26,661,237	267	267	3	11.50%	February 16, 2053	February 16, 2053		Bullet
Non listed	Not applicable	10	9,594,200	9,594,200	96	96	1	11.50%	November 9, 2053	November 9, 2053		Bullet
Non listed	Not applicable	10	23,598,000	23,598,000	236	236	3	11.50%	November 9, 2053	November 9, 2053		Bullet
Non listed	Not applicable	100,000	20,000	20,000	2,000	2,000	23	9.30%	June 1, 2026	June 1, 2026		Bullet
Listed	Series-A	100,000	1,500	1,500	150	150	2	10.24%	May 25, 2026	May 25, 2026		Bullet
Listed	Series-B	100,000	3,400	—	340	—	—	10.03%	November 8, 2024	November 8, 2024		Bullet
Listed	Series-C	100,000	2,600	—	260	—	—	10.03%	January 23, 2025	January 23, 2025		Bullet
Listed	Not applicable	100,000	80,000	80,000	8,000	8,000	94	10.18%	April 30, 2025	April 30, 2025		Bullet
Listed	Not applicable	100,000	70,000	65,000	7,000	6,500	76	9.90%	December 31, 2025	April 30, 2027		Yearly
Listed	Series-B	10	—	19,903,929	—	199	2	11.50%	June 28, 2054	June 28, 2054		Bullet
Listed	Series-C	10	—	6,799,118	—	68	1	11.50%	June 28, 2054	June 28, 2054		Bullet
Listed	Not applicable	10	—	19,626,496	—	196	2	11.50%	June 28, 2054	June 28, 2054		Bullet
Listed	Not applicable	100,000	—	50,000	—	5,000	59	10.18%	August 22, 2025	August 22, 2025		Bullet
Non listed	Not applicable	100,000	—	72,278	—	7,228	85	8.44%	June 30, 2025	August 31, 2029	3 e	Quarterly
Total (gross)					60,311	68,872	806
Transaction costs, discount on issue and premium on redemption					2,999	4,102	48
Total					63,310	72,974	854